Revenue - Summary of Contract Assets and Liabilities From Contracts With Customers (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Receivables, customer finance, contract assets and contract liabilities [abstract]
Account receivables	₩ 8,214,459	₩ 8,819,617
Due from customers for contract work	1,054,357	737,712
Advance received	864,480	1,278,731
Due to customers for contract work	644,947	641,064
Unearned revenue	₩ 88,733	₩ 91,872